Summary of Platform Development Costs (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Platform development	$ 52,793	$ 126,681	$ 126,341
Less accumulated amortization	27,454	88,222	67,371
Net platform development	25,339	38,459	58,970
Platform Development [Member]
Property, Plant and Equipment [Line Items]
Platform development	26,975	26,054	21,493
Less accumulated amortization	(18,880)	(17,331)	(11,163)
Net platform development	$ 8,095	$ 8,723	$ 10,330